Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Valuation

The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2017	2016	2015
Risk-free interest rate	1.96%	1.26%	1.81%
Expected term (in years)	6.02	5.80	5.98
Expected volatility	75.7%	75.3%	75.3%
Expected dividend yield	0%	0%	0%

The assumptions that the Company used to determine the grant-date fair value of stock options granted to non-employees were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2017	2016	2015
Risk-free interest rate	*	2.08%	1.95%
Expected term (in years)	*	8.82	8.55
Expected volatility	*	77.8%	77.3%
Expected dividend yield	*	0%	0%

*	Not applicable as no stock options were granted to non-employees during the year ended December 31, 2017.

Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity since December 31, 2017 (in thousands, except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)
Outstanding as of December 31, 2017	1,403,119	$6.26	8.81	$9,128
Granted	829,500	17.19
Exercised	(21,027)	7.25
Forfeited	(163,383)	10.75

Outstanding as of September 30, 2018	2,048,209	$10.32	8.30	$—

Options exercisable as of September 30, 2018	610,562	$6.41	6.48	$—
Options unvested as of September 30, 2018	1,437,647	$11.79	9.07	$—

The following table summarizes the Company’s stock option activity since December 31, 2016 (in thousands, except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		(in years)
Outstanding as of December 31, 2016	548,903	$7.58	8.62	$1,000
Granted	863,881	5.46
Exercised	—	—
Forfeited	(9,665)	9.11

Outstanding as of December 31, 2017	1,403,119	$6.26	8.81	$9,128

Options exercisable as of December 31, 2017	347,305	$6.68	7.20	$2,113
Options unvested as of December 31, 2017	1,055,814	$6.12	9.34	$7,015

Summary of Stock-Based Compensation Expense Classification

Stock-based compensation expense was classified in the condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Research and development expenses	$292	$101	$1,776	$225
General and administrative expenses	774	172	908	402

	$1,066	$273	$2,684	$627

Stock-based compensation expense was classified in the consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Research and development expenses	$329	$294	$43
General and administrative expenses	577	350	83

	$906	$644	$126